Intangible assets, net (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 74,628,000
Balance at ending	150,530,000	R$ 74,628,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	81,334,000	60,085,000
Additions: internal development	36,849,000	21,182,000
Acquisitions	87,000	67,000
Acquired from business combination	55,074,000
Transfer
Balance at ending	173,344,000	81,334,000
Book value	150,530,000	74,628,000
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(6,706,000)	(562,000)
Balance at ending	(22,814,000)	(6,706,000)
Amortization	(16,108,000)	(6,144,000)
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	24,854,000	24,854,000
Additions: internal development
Acquisitions
Acquired from business combination	48,742,000
Transfer
Balance at ending	73,596,000	24,854,000
Book value	73,596,000	24,854,000
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Amortization
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	7,186,000	5,047,000
Additions: internal development		3,000,000
Acquisitions	87,000	67,000
Acquired from business combination	4,120,000
Transfer		(928,000)
Balance at ending	11,393,000	7,186,000
Book value	8,902,000	5,843,000
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,343,000)	(474,000)
Balance at ending	(2,491,000)	(1,343,000)
Amortization	(1,148,000)	(869)
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	8,823,000	8,823,000
Additions: internal development
Acquisitions
Acquired from business combination
Transfer
Balance at ending	8,823,000	8,823,000
Book value	8,340,000	8,633,000
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(190,000)	(14,000)
Balance at ending	(483,000)	(190,000)
Amortization	(293,000)	(176,000)
Contract With Customers [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	7,237,000	7,237,000
Additions: internal development
Acquisitions
Acquired from business combination	2,212,000
Transfer
Balance at ending	9,449,000	7,237,000
Book value	8,308,000	6,924,000
Contract With Customers [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(313,000)	(74,000)
Balance at ending	(1,141,000)	(313,000)
Amortization	(828,000)	(239,000)
Development Costs [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	33,234,000	14,124,000
Additions: internal development	36,849,000	18,182,000
Acquisitions
Acquired from business combination
Transfer		928,000
Balance at ending	70,083,000	33,234,000
Book value	51,384,000	28,374,000
Development Costs [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(4,860,000)
Balance at ending	(18,699,000)	(4,860,000)
Amortization	R$ (13,839,000)	R$ (4,860,000)